American Century Investments®
Quarterly Portfolio Holdings
VP Large Company Value Fund
March 31, 2020

VP Large Company Value - Schedule of Investments
MARCH 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 95.7%
Aerospace and Defense — 1.5%
Raytheon Co.	2,800	367,220
Textron, Inc.	12,430	331,508
		698,728
Air Freight and Logistics — 1.5%
United Parcel Service, Inc., Class B	7,360	687,571
Airlines — 0.8%
Southwest Airlines Co.	9,900	352,539
Automobiles — 0.5%
Honda Motor Co. Ltd. ADR	10,490	235,605
Banks — 10.4%
Bank of America Corp.	16,270	345,412
JPMorgan Chase & Co.	13,590	1,223,508
PNC Financial Services Group, Inc. (The)	10,740	1,028,033
Truist Financial Corp.	24,850	766,374
U.S. Bancorp	19,630	676,253
Wells Fargo & Co.	25,890	743,043
		4,782,623
Beverages — 1.3%
PepsiCo, Inc.	4,830	580,083
Building Products — 1.0%
Johnson Controls International plc	17,450	470,452
Capital Markets — 4.3%
Ameriprise Financial, Inc.	3,470	355,606
Bank of New York Mellon Corp. (The)	35,180	1,184,862
BlackRock, Inc.	1,020	448,769
		1,989,237
Communications Equipment — 1.5%
Cisco Systems, Inc.	17,240	677,704
Diversified Financial Services — 4.5%
Berkshire Hathaway, Inc., Class B(1)	11,490	2,100,717
Diversified Telecommunication Services — 2.5%
Verizon Communications, Inc.	21,830	1,172,926
Electric Utilities — 5.7%
Eversource Energy	10,660	833,719
Pinnacle West Capital Corp.	11,560	876,132
Xcel Energy, Inc.	15,010	905,103
		2,614,954
Electrical Equipment — 1.8%
Emerson Electric Co.	17,630	840,069
Electronic Equipment, Instruments and Components — 1.1%
TE Connectivity Ltd.	8,090	509,508
Energy Equipment and Services — 0.6%
Baker Hughes Co.	12,740	133,770

Schlumberger Ltd.	9,134	123,218
		256,988
Entertainment — 1.6%
Walt Disney Co. (The)	7,740	747,684
Equity Real Estate Investment Trusts (REITs) — 2.2%
Welltower, Inc.	10,080	461,462
Weyerhaeuser Co.	34,200	579,690
		1,041,152
Food and Staples Retailing — 3.0%
Koninklijke Ahold Delhaize NV	28,620	669,802
Walmart, Inc.	6,210	705,580
		1,375,382
Food Products — 1.6%
Mondelez International, Inc., Class A	14,420	722,154
Health Care Equipment and Supplies — 9.7%
Hologic, Inc.(1)	24,887	873,534
Medtronic plc	24,620	2,220,231
Zimmer Biomet Holdings, Inc.	13,720	1,386,818
		4,480,583
Health Care Providers and Services — 1.6%
Quest Diagnostics, Inc.	9,140	733,942
Health Care Technology — 1.6%
Cerner Corp.	11,550	727,535
Household Durables — 0.4%
PulteGroup, Inc.	9,030	201,550
Household Products — 6.4%
Colgate-Palmolive Co.	11,070	734,605
Kimberly-Clark Corp.	5,310	678,990
Procter & Gamble Co. (The)	14,040	1,544,400
		2,957,995
Industrial Conglomerates — 1.5%
Siemens AG	8,310	715,228
Insurance — 3.8%
Aflac, Inc.	14,460	495,111
Chubb Ltd.	11,170	1,247,577
		1,742,688
Machinery — 0.7%
Cummins, Inc.	2,490	336,947
Oil, Gas and Consumable Fuels — 3.9%
Chevron Corp.	10,090	731,121
ConocoPhillips	11,660	359,128
TOTAL SA ADR	19,070	710,167
		1,800,416
Paper and Forest Products — 0.7%
Mondi plc	19,960	340,459
Personal Products — 1.4%
Unilever NV (New York)	13,650	665,984
Pharmaceuticals — 9.7%
Johnson & Johnson	17,610	2,309,199

Merck & Co., Inc.	6,520	501,649
Pfizer, Inc.	51,830	1,691,731
		4,502,579
Road and Rail — 1.0%
Norfolk Southern Corp.	3,210	468,660
Semiconductors and Semiconductor Equipment — 3.8%
Applied Materials, Inc.	6,850	313,867
Intel Corp.	12,240	662,429
Maxim Integrated Products, Inc.	5,960	289,716
Texas Instruments, Inc.	4,740	473,668
		1,739,680
Software — 1.1%
Oracle Corp. (New York)	10,300	497,799
Specialty Retail — 1.0%
Advance Auto Parts, Inc.	4,770	445,136
TOTAL COMMON STOCKS (Cost $48,708,855)		44,213,257
EXCHANGE-TRADED FUNDS — 1.3%
iShares Russell 1000 Value ETF (Cost $706,093)	5,930	588,137
TEMPORARY CASH INVESTMENTS — 3.3%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.875% - 3.00%, 11/30/21 - 5/15/45, valued at $500,831), in a joint trading account at 0.01%, dated 3/31/20, due 4/1/20 (Delivery value $491,094)		491,094
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,025,767	1,025,767
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,516,861)		1,516,861
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $50,931,809)		46,318,255
OTHER ASSETS AND LIABILITIES — (0.3)%		(141,393)
TOTAL NET ASSETS — 100.0%		$46,176,862

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	83,224	USD	89,389	Credit Suisse AG	6/30/20	$2,709
USD	2,201,386	EUR	2,024,654	Credit Suisse AG	6/30/20	(39,154)
USD	142,060	EUR	130,345	Credit Suisse AG	6/30/20	(2,185)
GBP	18,578	USD	21,475	JPMorgan Chase Bank N.A.	6/30/20	1,635
GBP	12,470	USD	14,671	JPMorgan Chase Bank N.A.	6/30/20	841
GBP	10,095	USD	12,514	JPMorgan Chase Bank N.A.	6/30/20	43
USD	263,891	GBP	226,496	JPMorgan Chase Bank N.A.	6/30/20	(17,859)
USD	6,074	GBP	5,259	JPMorgan Chase Bank N.A.	6/30/20	(469)
USD	16,163	GBP	13,573	JPMorgan Chase Bank N.A.	6/30/20	(721)
USD	13,009	GBP	10,689	JPMorgan Chase Bank N.A.	6/30/20	(287)
USD	12,747	GBP	10,264	JPMorgan Chase Bank N.A.	6/30/20	(21)
JPY	713,430	USD	6,450	Bank of America N.A.	6/30/20	210
USD	189,277	JPY	20,430,591	Bank of America N.A.	6/30/20	(1,444)
USD	17,158	JPY	1,900,401	Bank of America N.A.	6/30/20	(583)
USD	8,835	JPY	966,098	Bank of America N.A.	6/30/20	(184)
						$(57,469)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	42,487,768	1,725,489	—
Exchange-Traded Funds	588,137	—	—
Temporary Cash Investments	1,025,767	491,094	—
	44,101,672	2,216,583	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	5,438	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	62,907	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.